JOINT ARRANGEMENTS - Joint Ventures and Associates (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
JOINT ARRANGEMENTS
Net (loss) earnings	$ 2,899	$ 3,293
Other comprehensive income	(225)	370
Total Comprehensive (Loss) Income	2,674	3,663
Joint ventures
JOINT ARRANGEMENTS
Net (loss) earnings	(7)	11
Total Comprehensive (Loss) Income	(7)	11
Carrying amount as at December 31	68	75
Associates
JOINT ARRANGEMENTS
Net (loss) earnings		(19)
Total Comprehensive (Loss) Income		(19)
Carrying amount as at December 31	$ 76	$ 110